CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ (5)	$ (5)	€ (1)	$ (1)	€ 13	$ 13
Realized gains / (losses) on foreign currency derivatives - net	10		(8)		(1)
Unrealized (losses) / gains on foreign currency derivatives - net	(12)		6		13
Exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net	(3)		1		1
Included in Revenue
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(6)		(8)		(4)
Included in Cost of sales
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(1)		2		1
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ 2		€ 5		€ 16